HODGES FUND

SCHEDULE OF INVESTMENTS at June 30, 2022 (Unaudited)

Shares			Value
COMMON STOCKS: 99.3%
Airlines: 4.0%
550,000	Frontier Group Holdings, Inc. [1]		$5,153,500

Apparel: 2.4%
170,000	On Holding AG - Class A [1]		3,007,300

Auto Manufacturers: 2.0%
80,000	General Motors Co. [1]		2,540,800

Banks: 2.9%
95,000	Wells Fargo & Co.		3,721,150

Building Materials: 8.0%
175,000	The AZEK Co., Inc. - Class A [1]		2,929,500
85,000	Builders FirstSource, Inc. [1]		4,564,500
25,000	Eagle Materials, Inc.		2,748,500
			10,242,500
Computers: 4.9%
32,500	CyberArk Software Ltd. [1]		4,158,700
70,000	NCR Corp. [1]		2,177,700
			6,336,400
Electrical Components & Equipment: 1.6%
20,000	Encore Wire Corp.		2,078,400

Energy - Alternate Sources: 2.2%
185,000	Archaea Energy, Inc. - Class A [1]		2,873,050

Entertainment: 2.6%
225,000	Cinemark Holdings, Inc. [1]		3,379,500

Insurance: 2.8%
70,000	American International Group, Inc.		3,579,100

Internet: 8.7%
32,500	Airbnb, Inc. - Class A [1]		2,895,100
140,000	Revolve Group, Inc. - Class A [1]		3,627,400
225,000	Uber Technologies, Inc. [1]		4,603,500
			11,126,000
Iron & Steel: 7.3%
350,000	Cleveland-Cliffs, Inc. [1]		5,379,500
120,000	Commercial Metals Co.		3,972,000
			9,351,500
Leisure Time: 8.3%
278,000	Callaway Golf Co. [1]		5,671,200
200,000	Norwegian Cruise Line Holdings Ltd. [1]		2,224,000
100,000	Vista Outdoor, Inc. [1]		2,790,000
			10,685,200
Mining: 3.2%
140,000	Freeport-McMoRan, Inc.		4,096,400

Oil Companies Exploration & Production: 12.3%
80,000	Chesapeake Energy Corp.		6,488,000
200,000	Matador Resources Co.		9,318,000
			15,806,000
Restaurants: 1.9%
75,000	Dutch Bros, Inc. - Class A [1]		2,373,750

Semiconductors: 8.7%
60,000	Micron Technology, Inc.		3,316,800
125,000	ON Semiconductor Corp. [1]		6,288,750
25,000	Wolfspeed, Inc. [1]		1,586,250
			11,191,800
Software: 3.9%
20,000	Twilio, Inc. - Class A [1]		1,676,200
225,000	Upland Software, Inc. [1]		3,267,000
			4,943,200
Sporting Goods: 2.8%
100,000	Academy Sports & Outdoors, Inc.		3,554,000

Textiles: 1.0%
1,000,000	The Dixie Group, Inc. [1,2]		1,280,000

U.S. Royalty Trusts: 7.8%
6,750	Texas Pacific Land Corp.		10,044,135

TOTAL COMMON STOCKS
(Cost $122,233,968)			127,363,685

Contracts
(100 shares per contract)		Notional Value
CALL OPTIONS PURCHASED: 0.6%
Electrical Components & Equipment: 0.5%
150	Generac Holdings, Inc., Expiration: December 2022, Exercise Price: $200.00	$3,158,700	600,000

Internet: 0.1%
35	Alphabet, Inc. - Class A, Expiration: September 2022, Exercise Price: $2,500.00	7,656,075	172,725
TOTAL CALL OPTIONS PURCHASED
(Cost $2,355,975)			772,725

TOTAL INVESTMENTS IN SECURITIES: 99.9%
(Cost $124,589,943)			128,136,410
Other Assets in Excess of Liabilities: 0.1%			72,681
TOTAL NET ASSETS: 100.0%			$128,209,091

[1]	Non-income producing security.
[2]	Company is an "affiliated person" of the Hodges Fund (the "Fund"), as defined in the Investment Company Act of 1940.

Hodges Fund
Summary of Fair Value Exposure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP (Generally Accepted Accounting Principles) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total

Common Stocks	$127,363,685	$-	$-	$127,363,685
Call Options Purchased	-	772,725	-	772,725
Total Investments in Securities	$127,363,685	$772,725	$-	$128,136,410

Affiliates Common Stocks	Share Balance June 30, 2022	Value March 31, 2022	Acquisitions	Dispositions	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Value June 30, 2022	Dividend Income
The Dixie Group, Inc. [1]	1,000,000	$3,100,000	$-	$-	$-	$(1,820,000)	$1,280,000	$-
Lubys, Inc.	-	$3,732,314	$-	$(3,272,879)	$1,931,542	$(2,390,977)	$-
Total					$1,931,542	$(4,210,977)	$1,280,000	$-

[1] Non-income producing security.

The Fund did not have investments in majority-owned subsidiaries or controlled companies.